Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended			2 Months Ended	12 Months Ended
	Mar. 25, 2024 USD ($) shares	Oct. 15, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) Directors $ / shares	Dec. 31, 2022 USD ($)	Nov. 01, 2021 $ / shares	Aug. 01, 2020 shares
Temporary Equity [Line Items]
Class of warrants or rights number of securities covered by warrants or rights | shares											17,318,383
Common Stock [Member] | Subsequent event [Member]
Temporary Equity [Line Items]
Temporary equity converted into permanent equity value	$ 11
Additional Paid-in Capital [Member] | Subsequent event [Member]
Temporary Equity [Line Items]
Temporary equity converted into permanent equity value	$ 111,400
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares						10,000,000
Sale of stock issue price per share | $ / shares						$ 1		$ 1
Temporary equity stock issuance costs						$ 100
Proceeds from redeemable convertible preferred stock						$ 9,900
Class of warrants or rights number of securities covered by warrants or rights | shares						31,000,000
Number of directors entitled to be elected | Directors								3
Temporary equity conversion price per share | $ / shares								$ 1
Temporary equity dividend rate								6.00%	6.00%
Temporary equity, dividends, adjustment								$ 0	$ 0
Series A Redeemable Convertible Preferred Stock [Member] | License Agreement With Bristol Mayers Equib Company [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares				6,628,788
Series A Redeemable Convertible Preferred Stock [Member] | Achievement Of Specified Milestones [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares					3,000,000
Sale of stock issue price per share | $ / shares					$ 1
Temporary equity stock issuance costs					$ 30
Proceeds from redeemable convertible preferred stock					$ 2,970
Series A Redeemable Convertible Preferred Stock [Member] | Upon Receipt Of Waiver Of Milestone Conditions [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares				28,000,000
Sale of stock issue price per share | $ / shares				$ 1
Temporary equity stock issuance costs				$ 40
Proceeds from redeemable convertible preferred stock				$ 27,960
Series A One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares						6,500,000
Sale of stock issue price per share | $ / shares								$ 0.885
Temporary equity conversion price per share | $ / shares								$ 0.885
Temporary equity dividend rate								6.00%	6.00%
Temporary equity, dividends, adjustment								$ 0	$ 0
Series A One Redeemable Convertible Preferred Stock [Member] | Subsequent event [Member]
Temporary Equity [Line Items]
Conversion of temporary equity into permanent equity shares | shares	47,628,788
Series A Two Redeemable Convertible Preferred Stock [Member] | Subsequent event [Member]
Temporary Equity [Line Items]
Conversion of temporary equity into permanent equity shares | shares	6,500,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares		1,822,987	34,636,767
Sale of stock issue price per share | $ / shares		$ 1.0971	$ 1.0971					$ 1.0971
Temporary equity stock issuance costs			$ 100
Proceeds from redeemable convertible preferred stock		$ 2,000	$ 37,900				$ 20,000
Number of directors entitled to be elected | Directors								2
Temporary equity conversion price per share | $ / shares								$ 1.0971
Temporary equity dividend rate								6.00%	6.00%
Temporary equity, dividends, adjustment								$ 0	$ 0
Series B Redeemable Convertible Preferred Stock [Member] | Subsequent event [Member]
Temporary Equity [Line Items]
Conversion of temporary equity into permanent equity shares | shares	54,689,627
Series B Redeemable Convertible Preferred Stock [Member] | Achievement Of Specified Milestones [Member]
Temporary Equity [Line Items]
Stock issued during the period new issues | shares							18,229,873
Sale of stock issue price per share | $ / shares										$ 1.0971
Temporary equity stock issuance costs							$ 10